Investment Securities (Tables)	12 Months Ended
Dec. 31, 2016
Investments Debt And Equity Securities [Abstract]
Available for Sale and Held to Maturity Investment

The amortized cost of investment securities and the approximate fair value at December 31, 2016 and 2015 were as follows:

SUMMARY OF INVESTMENT SECURITIES

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2016
Available for sale:
U.S. Treasury securities	$2,498	$—	$—	$2,498
U.S. Government agency securities	—	—	—	—
U.S. Government agency mortgage-backed securities	246,535	583	(2,574)	244,544
Other mortgage-backed securities	115	—	(1)	114
Trust preferred securities	12,023	—	(2,172)	9,851
Collateralized loan obligations	37,471	8	(160)	37,319
Other securities	1,386	—	(26)	1,360
Total available for sale	300,028	591	(4,933)	295,686
Held to maturity:
Other securities	250	—	—	250
Total held to maturity	250	—	—	250
Total investment securities	$300,278	$591	$(4,933)	$295,936
December 31, 2015
Available for sale:
U.S. Treasury securities	$2,494	$—	$(10)	$2,484
U.S. Government agency securities	4,976	—	(74)	4,902
U.S. Government agency mortgage-backed securities	205,586	1,082	(1,156)	205,512
Other mortgage-backed securities	183	—	(1)	182
Trust preferred securities	12,018	—	(1,844)	10,174
Collateralized loan obligations	59,956	—	(960)	58,996
Other securities	625	—	—	625
Total available for sale	285,838	1,082	(4,045)	282,875
Held to maturity:
Other securities	250	—	—	250
Total held to maturity	250	—	—	250
Total investment securities	$286,088	$1,082	$(4,045)	$283,125

Gross Unrealized Losses by Investment Category

The following table provides the gross unrealized losses and fair value, aggregated by investment category and length of time the individual securities have been in a continuous unrealized loss position at December 31, 2016 and 2015:

GROSS UNREALIZED LOSSES BY INVESTMENT CATEGORY

	Less than 12 Months		12 Months or Longer		Total
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
December 31, 2016
U.S. Government agency mortgage-backed securities	$108,070	$(1,683)	$54,643	$(891)	$162,713	$(2,574)
Other mortgage-backed securities	—	—	114	(1)	114	(1)
Trust preferred securities	—	—	9,851	(2,172)	9,851	(2,172)
Collateralized loan obligations	—	—	33,825	(160)	33,825	(160)
Other securities	975	(26)	—	—	975	(26)
Total	$109,045	$(1,709)	$98,433	$(3,224)	$207,478	$(4,933)
December 31, 2015
U.S. Treasury securities	$2,484	$(10)	$—	$—	$2,484	$(10)
U.S. Government agency securities	—	—	4,902	(74)	4,902	(74)
U.S. Government agency mortgage-backed securities	56,753	(254)	27,028	(902)	83,781	(1,156)
Other mortgage-backed securities	182	(1)	—	—	182	(1)
Trust preferred securities	—	—	10,175	(1,844)	10,175	(1,844)
Collateralized loan obligations	12,864	(135)	46,133	(825)	58,997	(960)
Total	$72,283	$(400)	$88,238	$(3,645)	$160,521	$(4,045)

Contractual Maturities of Investment Securities

The amortized cost and estimated fair value of the Company’s investment securities at December 31, 2016, by contractual maturity, is shown below. Actual maturities will differ from contractual maturities as borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

CONTRACTUAL MATURITIES OF INVESTMENT SECURITIES

	Available for Sale		Held to Maturity
December 31, 2016	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Due in one year or less	$2,635	$2,635	$250	$250
Due after one year through five years	248	248	—	—
Due after five years through ten years	37,471	37,319	—	—
Due after ten years	13,024	10,826	—	—
Total investment securities, excluding mortgage- backed securities	53,378	51,028	250	250
U.S. Government agency mortgage-backed securities	246,535	244,544	—	—
Other mortgage-backed securities	115	114	—	—
Total investment securities	$300,028	$295,686	$250	$250